Note 12 - Debt (Details) NOK in Millions, $ in Millions	Mar. 02, 2016 USD ($)	May. 28, 2014 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 NOK	Jan. 31, 2015 USD ($)	May. 27, 2014 USD ($)
Note 12 - Debt (Details) [Line Items]
Letters of Credit Outstanding, Amount				NOK 0.3	$ 0.4
Revolving Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity			$ 77.0
Line of Credit Facility, Maximum Borrowing Capacity						$ 50.0
Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 77.0
Amended Credit Facility [Member] | Equal Quarterly Installments [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Term		5 years
Amended Credit Facility [Member] | No Fixed Repayment Date [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2.0
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Term	5 years
Equal Quarterly Installments [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 75.0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150.0
Line of Credit Borrowings to Support Foreign Exchange and Interest Rate Hedging [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 7.5
Minimum [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.30%
Minimum [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
Minimum [Member] | Base Rate [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.00%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Minimum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Maximum [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.50%
Maximum [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.28%
Maximum [Member] | Base Rate [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member] | Amended Credit Facility [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.00%
Maximum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member] | Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Note 12 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%